Meridian Contrarian Fund
Schedule of Investments
September 30, 2020 (Unaudited)
	Shares	Value
Common Stocks - 96.5%
Consumer Discretionary - 10.6%
Auto Components - 2.2%
Aptiv Plc	40,000	$3,667,200
Lear Corp.	70,000	7,633,500
		11,300,700
Hotels, Restaurants & Leisure - 1.9%
Papa John's International, Inc.	30,000	2,468,400
Penn National Gaming, Inc. [1,2]	100,000	7,270,000
		9,738,400
Household Durables - 1.1%
Newell Brands, Inc.	309,000	5,302,440
Leisure Products - 0.9%
Polaris, Inc.	50,000	4,717,000
Specialty Retail - 2.0%
Sally Beauty Holdings, Inc. [1]	810,000	7,038,900
Vroom, Inc. [1,2]	53,342	2,762,049
		9,800,949
Textiles, Apparel & Luxury Goods - 2.5%
Hanesbrands, Inc. [2]	423,000	6,662,250
Skechers U.S.A., Inc. Class A [1]	198,000	5,983,560
		12,645,810
Total Consumer Discretionary		53,505,299
Consumer Staples - 5.4%
Food Products - 5.4%
Nomad Foods Ltd. (United Kingdom) [1]	294,000	7,491,120
TreeHouse Foods, Inc. [1]	485,000	19,657,050
Total Consumer Staples		27,148,170
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Apache Corp.	619,000	5,861,930
Cimarex Energy Co.	94,000	2,287,020
Total Energy		8,148,950
Financials - 13.8%
Banks - 2.9%
First Horizon National Corp.	851,000	8,024,930
Signature Bank	15,000	1,244,850
Wells Fargo & Co.	233,000	5,477,830
		14,747,610
Capital Markets - 4.9%
Northern Genesis Acquisition Corp. [1]	325,000	3,246,750
Pivotal Investment Corp. II [1]	301,869	3,833,736
SEI Investments Co.	164,000	8,318,080
State Street Corp.	121,000	7,178,930
	Shares	Value
Victory Capital Holdings, Inc. Class A [2]	148,000	$2,499,720
		25,077,216
Insurance - 6.0%
American International Group, Inc.	368,000	10,131,040
Axis Capital Holdings Ltd.	115,000	5,064,600
RenaissanceRe Holdings Ltd. (Bermuda)	47,000	7,977,780
Stewart Information Services Corp.	163,000	7,127,990
		30,301,410
Total Financials		70,126,236
Health Care - 13.1%
Biotechnology - 4.9%
Albireo Pharma, Inc. [1]	135,036	4,506,151
Deciphera Pharmaceuticals, Inc. [1]	99,000	5,078,700
Heron Therapeutics, Inc. [1,2]	267,790	3,968,648
Immunomedics, Inc. [1]	117,000	9,948,510
Precision BioSciences, Inc. [1]	229,151	1,411,570
		24,913,579
Health Care Equipment & Supplies - 1.0%
Merit Medical Systems, Inc. [1]	118,810	5,168,235
Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc. [1,2]	447,000	13,177,560
Health Care Technology - 1.1%
Change Healthcare, Inc. [1]	381,000	5,528,310
Pharmaceuticals - 3.5%
Elanco Animal Health, Inc. [1]	210,000	5,865,300
Perrigo Co. Plc	153,000	7,024,230
Teva Pharmaceutical Industries Ltd. ADR (Israel) [1]	539,000	4,856,390
		17,745,920
Total Health Care		66,533,604
Industrials - 13.8%
Building Products - 1.7%
Advanced Drainage Systems, Inc.	139,611	8,717,311
Commercial Services & Supplies - 2.3%
ABM Industries, Inc.	155,697	5,707,852
Stericycle , Inc. [1,2]	92,000	5,801,520
		11,509,372
Construction & Engineering - 1.2%
API Group Corp. [1]	425,000	6,047,750

Meridian Funds	1	www.meridianfund.com

Meridian Contrarian Fund
Schedule of Investments (continued)
September 30, 2020 (Unaudited)
	Shares	Value
Electrical Equipment - 0.6%
American Superconductor Corp. [1]	220,000	$3,185,600
Machinery - 4.2%
Evoqua Water Technologies Corp. [1]	371,000	7,872,620
Hillenbrand, Inc.	239,000	6,778,040
Welbilt, Inc. [1]	1,094,000	6,739,040
		21,389,700
Marine - 1.9%
Matson, Inc.	231,886	9,296,310
Road & Rail - 1.9%
AMERCO	27,000	9,611,460
Total Industrials		69,757,503
Information Technology - 17.9%
Electronic Equipment, Instruments & Components - 1.7%
Trimble, Inc. [1]	173,156	8,432,697
IT Services - 2.2%
CACI International, Inc. Class A [1]	53,000	11,297,480
Semiconductors & Semiconductor Equipment - 7.7%
Advanced Micro Devices, Inc. [1]	93,000	7,625,070
Ambarella, Inc. [1]	65,000	3,391,700
Micron Technology, Inc. [1]	219,000	10,284,240
NVIDIA Corp.	5,000	2,706,100
ON Semiconductor Corp. [1]	473,000	10,259,370
SMART Global Holdings, Inc. [1,2]	170,000	4,647,800
		38,914,280
Software - 6.3%
Cerence, Inc. [1,2]	147,250	7,196,108
Nuance Communications, Inc. [1]	290,000	9,625,100
Verint Systems, Inc. [1]	208,000	10,021,440
Zuora, Inc. Class A [1,2]	498,000	5,149,320
		31,991,968
Total Information Technology		90,636,425
Materials - 4.6%
Chemicals - 2.2%
American Vanguard Corp.	72,309	950,140
Huntsman Corp.	461,000	10,238,810
		11,188,950
Metals & Mining - 2.4%
Hecla Mining Co.	515,000	2,616,200
Newmont Goldcorp Corp.	148,000	9,390,600
		12,006,800
Total Materials		23,195,750
	Shares	Value
Real Estate - 9.1%
Equity Real Estate Investment Trusts (REITS) - 8.1%
Colony Capital, Inc.	1,200,000	$3,276,000
NETSTREIT Corp. [1]	250,000	4,565,000
Physicians Realty Trust	507,614	9,091,367
PotlatchDeltic Corp.	149,000	6,272,900
VICI Properties, Inc.	766,000	17,901,420
		41,106,687
Real Estate Management & Development - 1.0%
Kennedy-Wilson Holdings, Inc. [2]	345,000	5,009,400
Total Real Estate		46,116,087
Utilities - 6.6%
Electric Utilities - 4.8%
Avangrid, Inc.	204,000	10,293,840
Brookfield Renewable Corp. Class A	243,465	14,267,049
		24,560,889
Gas Utilities - 1.8%
National Fuel Gas Co.	224,000	9,092,160
Total Utilities		33,653,049
Total Common Stocks - 96.5% (Cost $401,963,540)		488,821,073
Warrants - 0.0%
Information Technology - 0.0%
Software - 0.0%
KLDiscovery, Inc., Strike Price $11.50, Expires 12/1/25 [1]	450,000	135,000
Total Information Technology		135,000
Total Warrants - 0.0% (Cost $250,695)		135,000
Shares/ Principal Amount
Short-Term Investments - 0.6%[3]
Repurchase Agreements - 0.6%
Citigroup Global Markets, Inc., dated 9/30/20, due 10/1/20, 0.08% total to be received $699,370 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 4.63%, 11/27/20 - 11/1/59, totaling $713,355)	$699,368	699,368

Meridian Funds	2	www.meridianfund.com

Meridian Contrarian Fund
Schedule of Investments (continued)
September 30, 2020 (Unaudited)
	Shares/ Principal Amount	Value
Daiwa Capital Markets America, Inc., dated 9/30/20, due 10/1/20, 0.09% total to be received $699,370 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 6.50%, 11/15/20 - 3/1/52, totaling $713,355)	$699,368	$699,368
HSBC Securities, Inc., dated 9/30/20, due 10/1/20, 0.07% total to be received $699,369 (collateralized by various U.S. Government Sponsored Agency, 0.00% - 3.50%, 11/15/25 - 10/20/49, totaling $713,355)	699,368	699,368
Nomura Securities International, Inc., dated 9/30/20, due 10/1/20, 0.08% total to be received $207,325 (collateralized by various U.S. Government Sponsored Agency, 1.56% - 5.50%, 4/1/28 - 1/20/70, totaling $211,472)	207,325	207,325
	Shares/ Principal Amount	Value
RBC Dominion Securities Inc., dated 9/30/20, due 10/1/20, 0.08% total to be received $699,370 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 5.50%, 10/27/20 - 7/15/61, totaling $713,355)	$699,368	$699,368
Total Repurchase Agreements (Cost $3,004,797)		3,004,797
Total Short-Term Investments - 0.6% (Cost $3,004,797)		3,004,797
Total Investments - 97.1% (Cost $405,219,032)		491,960,870
Cash and Other Assets, Less Liabilities - 2.9%		14,445,332
Net Assets - 100.0%		$506,406,202

ADR—American Depositary Receipt
Plc—Public Limited Company
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at September 30, 2020. Total value of such securities at Period-end amounts to $28,237,142 and represents 5.58% of net assets.
[3]	Collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	3	www.meridianfund.com